Acquisition costs and other expenditure - Fees payable to the auditor (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees payable to the Company's auditor and its associates for other services:
Total fees paid to the auditor	$ 27.0	$ 16.1	$ 14.6
Non-audit services associated with demerger	11.7	1.0
Non-audit other assurance services associated with demerger	4.4
Non-audit corporate finance transactions services associated with demerger	7.3
Other audit and non-audit services	15.3	15.1	14.6
Pension schemes audit services	0.1	0.3	0.1
UK & Europe Discontinued Operations (M&G Prudential)
Fees payable to the Company's auditor and its associates for other services:
Total fees paid to the auditor	3.4	8.3	7.6
Continuing and discontinued operations
Fees payable to the auditor
Fees payable to the Company's auditor for the audit of the Company's annual accounts	2.2	2.8	2.7
Fees payable to the Company's auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.5	12.3	10.7
Audit-related assurance services	5.7	6.3	5.5
Other assurance services	5.7	1.5	1.9
Services relating to corporate finance transactions	7.3	0.3	0.5
All other services		1.2	0.9
Total fees paid to the auditor	30.4	$ 24.4	$ 22.2
Audit-related assurance service fees, required by law	$ 1.1